Derivative Instruments - Schedule of Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Member] | Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	$ 1,159	$ 173
Prepaid Expenses and Other Current Assets [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	0	0
Accounts Payable [Member] | Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative Liability, Not Subject to Master Netting Arrangement	(164)	(596)
Accounts Payable [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Liability, Not Subject to Master Netting Arrangement	$ 0	$ (229)